REVERSE CAPITALIZATION (Tables)	12 Months Ended
Dec. 31, 2022
Reverse Capitalization
SCHEDULE OF MERGER CASH FLOW AND SHAREHOLDERS EQUITY

The following table summarizes the elements of the merger allocated to the Consolidated Statements of Operations:

Amounts
Cash: CNTQ trust and PIPE Investors	$10,979
Cash: CNTQ	303
Gross Proceeds	11,282
Net liabilities assumed in merger transaction	(1,017)
Warrant liability assumed in merger	(1,990)
CNTQ note payable settlement at close	(400)
CNTQ transaction costs paid at close	(18,072)
Net deficit assumed in recapitalization	$(10,197)

DRAGONFLY ENERGY HOLDINGS CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

(IN THOUSANDS, EXCEPT SHARE AND PER SHARE DATA)

Number of Shares
Common stock, outstanding prior to merger	3,093,348
Less: Redemption of CNTQ shares	(2,016,912)
CNTQ Public Shares	1,076,436
CNTQ Sponsor Shares	3,162,500
Merger and PIPE financing shares	4,238,936
Legacy Dragonfly shares (1)(2)	38,576,650
Total shares of common stock immediately after the merger	42,815,586

(1)	-The number of Legacy Dragonfly shares was determined from the shares of Legacy Dragonfly outstanding immediately prior to the closing of the merger converted at the Exchange Ratio. All fractional shares were rounded down.

(2)	-The preferred shares of Legacy Dragonfly were exchanged on a 1 to 1 ratio to common stock and the shares were then exchanged for shares of Dragonfly Energy Holdings Corp. at the Exchange Ratio.